Marketable Securities	12 Months Ended
Feb. 28, 2013
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

3.	Marketable Securities

	February 28, 2013		February 29, 2012
	Cost	Fair value	Cost	Fair value
	$	$	$	$

401,500 (29 February 2012 – 401,500) common shares of Teryl Resources Corp.	106,861	24,090	106,861	28,104

During the year ended February 28, 2013 the company had no sale or purchase of common shares of Teryl Resources Corp. During the year ended February 29, 2012 a total of 200,000 shares of Teryl Resources Corp. were sold for total proceeds of $15,421 with total cost of $53,261.